ACCOUNT RECEIVABLE, NET - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Billed receivables	$ 14,793	$ 14,559		$ 14,925
Unbilled receivables	6,715	5,925		5,163
Accounts Receivable, Gross	21,508	20,484		20,088
Allowance for expected credit losses	(227)	(391)	$ (367)	(378)	$ (51)
Accounts Receivable, Net	$ 21,281	$ 20,093		$ 19,710